CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	Aug. 31, 2020	Aug. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (5,179,957)	$ (3,896,202)	$ (4,929,348)	$ (389,597)
Adjustments to reconcile net loss to net cash used in operating activities:
Non-Cash Interest Expense	5,784,092	841,870	1,299,876	0
Equity method loss from investments	211,376	0
Uncollectible Note Receivable			40,000	0
Depreciation Expense	2,697	2,444	3,342	752
Stock Based Compensation	593,767	835,897	2,348,133	350,965
Changes in Fair Value of Derivative Liabilities	(2,719,241)	1,096,755	(111,268)	0
Gain on Debt Cancellation			(45,745)	(168,048)
Changes In:
Accounts Receivable	(165,206)	(5,000)
Accounts Receivable - Related Party	0	(5,003)
Rent Deposit			0	(7,200)
Inventory	(106,930)	(36,752)	(73,039)	(2,299)
Other asset	20,447	0
Accounts Payable			(75,258)	91,118
Accounts Payable and accrued expenses	37,570	86,569
Accounts Payable - Related Party	9,998	(1,139)	0	(5,061)
Accrued Professional and Legal Expenses			(5,885)	5,885
Accrued R&D Expenses			(6,250)	6,250
Accrued Interest	190,300	25,576	33,301	5,235
Accrued Interest - Related Party			0	2,592
Due to Joint Venture	135,000	0
Net Cash Used in Operating Activities	(1,186,087)	(1,054,985)	(1,522,141)	(109,408)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Machinery & Equipment	(9,511)	(3,500)	(15,499)	(14,000)
Cash acquired in acquisition	2,200	0
Net Cash Provided by Investing Activities	(7,311)	(3,500)	(15,499)	(14,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Issuance of Common Stock	469,851	300,000	714,612	235,000
Proceeds from convertible notes payable	1,891,000	691,269	673,284	33,334
Repayment of convertible notes payable	(854,500)	0
Repayment of notes payable	(47,284)	0
Proceeds from Note Payable - Related Party	0	0	0	42,504
Advances to related party	0	0	0	(40,000)
Net Cash Provided by Financing Activities	1,459,067	991,269	1,387,896	270,838
Net (Decrease) Increase in Cash	265,669	(67,216)	(149,744)	147,430
Cash at Beginning of Period	2,338	152,082	152,082	4,652
Cash at End of Period	268,007	84,866	2,338	152,082
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest	301,135	0	0	0
Franchise Taxes	0	0	0	0
Shares to be issued and loan incurred for investment			1,714,903	0
Shares issued and loan incurred for acquisition of intangible assets	650,000	612,400
Common stock issued for acquisition of NPE	2,872,175	0
Increase in noncontrolling interest from acquisition of NPE	3,849,293	0
Shares issued for conversion of notes payable and accrued interest	914,979	0
Gain on Debt Cancellation	$ 0	$ 50,747	$ 45,745	$ 168,048